Revenue Recognition:	3 Months Ended
Mar. 31, 2026
Revenue Recognition [Member]
Revenue Recognition:

Note 12 - Revenue Recognition:

Disaggregation of revenue

The Company’s revenue disaggregated by revenue source is as follows for the three months ended March 31, 2026 and 2025:

	Three months ended March 31,
	2026	2025
Professional services	$2,832	$532
Compute and other services	—	167
Total revenue	$2,832	$699

The following summarizes the Company’s revenue by geography for the three months ended March 31, 2026 and 2025, based on customer location:

	Three months ended March 31,
	2026	2025
Canada	$72	$378
United States	2,513	224
Rest of world (1)	247	97
Total revenue	$2,832	$699

(1)	Rest of world includes countries where revenue from a single country is not greater than 10% of the Company’s total consolidated revenue for the three months ended March 31, 2026 and 2025, respectively.

Contract balances

The Company had contract assets totaling $1,860 and $1,499 as of March 31, 2026 and December 31, 2025, respectively, which are included within accounts receivable in the consolidated balance sheets.

The Company had deferred revenue (or contract liabilities) totaling $597 and $544 as of March 31, 2026 and December 31, 2025, respectively, all of which was current.

During the three months ended March 31, 2026 and 2025, we recognized $326 and $155, respectively of revenue, which was included in deferred revenue at the beginning of the respective periods.

Transaction price allocated to remaining performance obligations

As of March 31, 2026, approximately $3,139 of revenue is expected to be recognized from remaining performance obligations on existing contracts, of which 99% is expected to be recognized in the next 12 months.

Significant customers

The following summarizes the percentage of revenue from significant customers which accounted for 10% or more of total revenue for the three months ended March 31, 2026 and 2025:

	Three months ended March 31,
	2026	2025
Customer 1	72%	—
Customer 2	—	35%
Customer 3	—	19%
Customer 4	—	11%
Customer 5	—	10%

As of March 31, 2026, none of the outstanding customers had a receivables balance that exceeded 10% of the total trade and other receivables balance.